Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Treasury shares [member]	Capital reserve [member]	Profit Reserves Legal [Member]	Statutory reserve [member]	Additional paid-in capital [member]	Other Comprehensive Income One [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance on January 1, 2022 at Dec. 31, 2019	R$ 75,100,000	R$ (440,514)	R$ 35,973	R$ 9,623,394	R$ 42,363,029	R$ 70,496	R$ 7,871,482	R$ 475,606	R$ 135,099,466	R$ 444,108	R$ 135,543,574
IfrsStatementLineItems [Line Items]
Net income								15,836,862	15,836,862	197,099	16,033,961
Financial assets at fair value through other comprehensive income							17,591		17,591		17,591
Foreign currency translation adjustment							235,863		235,863		235,863
Other							(21,593)		(21,593)		(21,593)
Comprehensive income							231,861	15,836,862	16,068,723	197,099	16,265,822
Increase of non-controlling shareholders’ interest										(3,598)	(3,598)
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				827,328	10,171,278			(10,998,606)
Interest on equity								(5,547,971)	(5,547,971)	(140,453)	(5,688,424)
Balance on December 31, 2022 at Dec. 31, 2020	79,100,000	(440,514)	35,973	10,450,722	48,534,307	70,496	8,103,343	(234,109)	145,620,218	497,156	146,117,374
IfrsStatementLineItems [Line Items]
Net income								23,172,322	23,172,322	208,482	23,380,804
Financial assets at fair value through other comprehensive income							(9,163,635)		(9,163,635)		(9,163,635)
Foreign currency translation adjustment							(19,107)		(19,107)		(19,107)
Other							73,830		73,830		73,830
Comprehensive income							(9,108,912)	23,172,322	14,063,410	208,482	14,271,892
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				1,097,285	11,608,314			(12,705,599)
Interest on equity								(9,240,089)	(9,240,089)	(253,768)	(9,493,857)
Cancellation of Treasury Shares		440,514			(440,514)
Acquisition of treasury shares		(666,702)							(666,702)		(666,702)
Balance on December 31, 2022 at Dec. 31, 2021	83,100,000	(666,702)	35,973	11,548,007	55,702,107	70,496	(1,005,569)	992,525	149,776,837	451,870	150,228,707
IfrsStatementLineItems [Line Items]
Net income								20,983,690	20,983,690	233,506	21,217,196
Financial assets at fair value through other comprehensive income							(2,139,315)		(2,139,315)		(2,139,315)
Foreign currency translation adjustment							(75,132)		(75,132)		(75,132)
Other							115,817		115,817		115,817
Comprehensive income							(2,098,630)	20,983,690	18,885,060	233,506	19,118,566
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				1,036,608	9,523,402			(10,560,010)
Cancellation of Treasury Shares		666,702			(666,702)
Acquisition of treasury shares		(224,377)							(224,377)		(224,377)
Interest on equity and dividends								(10,172,162)	(10,172,162)	(209,470)	(10,381,632)
Balance on December 31, 2022 at Dec. 31, 2022	R$ 87,100,000	R$ (224,377)	R$ 35,973	R$ 12,584,615	R$ 60,558,807	R$ 70,496	R$ (3,104,199)	R$ 1,244,043	R$ 158,265,358	R$ 475,906	R$ 158,741,264